Goodwill and Intangible Assets (Components of Intangible Assets) (Detail) - Computer Software, Intangible Asset [Member] - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,043	$ 955
Accumulated Amortization	358	337
Virginia Electric and Power Company
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	347	326
Accumulated Amortization	114	101
Dominion Energy Gas Holdings, LLC
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	165	147
Accumulated Amortization	$ 56	$ 49